Description of the Business and Segment Information	12 Months Ended
Sep. 29, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Segment Information
Description of the Business and Segment Information
The Walt Disney Company, together with the subsidiaries through which businesses are conducted (the Company), is a diversified worldwide entertainment company with operations in the following business segments: Media Networks; Parks, Experiences & Consumer Products; Studio Entertainment; and Direct-to-Consumer & International.
DESCRIPTION OF THE BUSINESS
Media Networks Segment
The Company operates cable programming businesses branded ESPN, Disney and Freeform, broadcast businesses, which include the ABC TV Network and eight owned television stations, and radio businesses. The ABC TV network has affiliated stations providing coverage to consumers throughout the U.S. The Company also produces original live-action and animated television programming, which may be sold in network, first-run syndication and other television markets worldwide, to subscription video-on-demand services (including content transactions with other Company segments) and in home entertainment formats (such as DVD, Blu-ray and electric home video license). The Company has interests in media businesses reported in the Media Networks segment that are accounted for under the equity method including A+E Television Networks LLC (A+E) and CTV Specialty Television, Inc. (CTV). Media Networks also programs certain of the Company’s branded internet sites and apps.
Parks, Experiences & Consumer Products Segment
The Company owns and operates the Walt Disney World Resort in Florida and the Disneyland Resort in California. The Walt Disney World Resort includes four theme parks (the Magic Kingdom, Epcot, Disney’s Hollywood Studios and Disney’s Animal Kingdom); 18 resort hotels; vacation club properties; a retail, dining and entertainment complex (Disney Springs); a sports complex; conference centers; campgrounds; water parks; and other recreational facilities. The Disneyland Resort includes two theme parks (Disneyland and Disney California Adventure), three resort hotels and a retail, dining and entertainment complex (Downtown Disney). Internationally, the Company owns and operates Disneyland Paris, which includes two theme parks (Disneyland Park and Walt Disney Studios Park); seven themed resort hotels; two convention centers; a retail, dining and entertainment complex (Disney Village); a 27-hole golf facility; and a 50% interest in Villages Nature, a European eco-tourism resort. The Company manages and has a 47% ownership interest in Hong Kong Disneyland Resort, which includes one theme park and three themed resort hotels. The Company has a 43% ownership interest in Shanghai Disney Resort, which includes one theme park; two themed resort hotels; a retail, dining and entertainment complex (Disneytown); and an outdoor recreational area. The Company also has a 70% ownership interest in the management company of Shanghai Disney Resort. The Company earns royalties on revenues generated by the Tokyo Disney Resort, which includes two theme parks (Tokyo Disneyland and Tokyo DisneySea) and four Disney-branded hotels and is owned and operated by an unrelated Japanese corporation. The Company develops, manages and markets vacation club ownership interests through the Disney Vacation Club; operates the Disney Cruise Line; the Adventures by Disney guided group vacations business; and Aulani, a hotel and vacation club resort in Hawaii. The Company’s Walt Disney Imagineering unit designs and develops theme park concepts and attractions as well as resort properties. The Company licenses its trade names, characters, visual, literary and other intellectual properties to various manufacturers, game developers, publishers and retailers throughout the world. The Company also sells branded merchandise through retail, online and wholesale businesses, and develops and publishes books, magazines, comic books and games. As of the end of fiscal 2018, the Company had substantially exited the vertical games development business.
Studio Entertainment Segment
The Company produces and acquires live-action and animated motion pictures for worldwide distribution in the theatrical, home entertainment and television markets and to subscription video on demand services. The Company distributes these products through its own distribution and marketing companies in the U.S. and both directly and through independent companies and joint ventures in foreign markets. Our primary banners are Walt Disney Pictures, Pixar, Marvel, Lucasfilm and Touchstone. The Studio Entertainment segment also provides content to other Company segments. The Company also produces stage plays and musical recordings, licenses and produces live entertainment events and provides visual and audio effects and other post-production services.

Direct-to-Consumer & International Segment
The Company operates Disney and ESPN branded television networks and channels outside of the U.S. and operates the Company’s direct-to-consumer streaming services. In April 2018, the Company launched ESPN+, a direct-to-consumer streaming service providing multi-sports content. The Company expects to launch Disney+, which will offer a range of Disney, Pixar, Marvel and Lucasfilm content, in late 2019. The Company also operates Disney Movie Club, which sells DVD/Blu-rays directly to U.S. and Canadian consumers, and provides streaming technology services to third parties. The Company has interests in media businesses reported in the Direct-to-Consumer & International segment that are accounted for under the equity method including Hulu LLC (Hulu), Vice Group Holding, Inc. (Vice) and Seven TV.
SEGMENT INFORMATION
Segment operating results reflect earnings before corporate and unallocated shared expenses, restructuring and impairment charges, other expense, interest expense, income taxes and noncontrolling interests. Segment operating income includes equity in the income of investees. Corporate and unallocated shared expenses principally consist of corporate functions, executive management and certain unallocated administrative support functions.
The following segment results include allocations of certain costs, including information technology, pension, legal and other shared services costs, which are allocated based on metrics designed to correlate with consumption. These allocations are agreed-upon amounts between the businesses and may differ from amounts that would be negotiated in arm’s length transactions.
Intersegment content transactions (e.g. feature films aired on the ABC Television Network) are presented “gross” (i.e. the segment producing the content reports revenue and profit from intersegment transactions in a manner similar to the reporting of third-party transactions, and the required eliminations are reported on a separate “Eliminations” line when presenting a summary of our segment results). Other intersegment transactions are reported “Net” (i.e. revenue between segments is recorded as a reduction of costs) except that Studio Entertainment revenues and operating income include an allocation of Parks, Experiences & Consumer Products revenues, which is meant to reflect royalties on revenue generated by Parks, Experiences & Consumer Products on merchandise based on intellectual property from Studio Entertainment films.

	2018	2017	2016
Revenues
Media Networks	$21,922	$21,299	$21,326
Parks, Experiences & Consumer Products
Third parties	25,257	23,516	22,998
Intersegment	(556)	(492)	(740)
	24,701	23,024	22,258
Studio Entertainment
Third parties	9,509	7,860	8,629
Intersegment	556	492	740
	10,065	8,352	9,369
Direct-to-Consumer & International	3,414	3,075	3,306
Eliminations(1)	(668)	(613)	(627)

Total consolidated revenues	$59,434	$55,137	$55,632
Segment operating income
Media Networks	$7,338	$7,196	$7,804
Parks, Experiences & Consumer Products	6,095	5,487	5,198
Studio Entertainment	3,004	2,363	2,767
Direct-to-Consumer & International	(738)	(284)	(38)
Eliminations(1)	(10)	13	(10)
Total segment operating income(2)	$15,689	$14,775	$15,721

	2018	2017	2016
Reconciliation of segment operating income to income before income taxes
Segment operating income	$15,689	$14,775	$15,721
Corporate and unallocated shared expenses	(744)	(582)	(640)
Restructuring and impairment charges	(33)	(98)	(156)
Other income, net	601	78	—
Interest expense, net	(574)	(385)	(260)
Vice Gain(2)	—	—	332
Infinity Charge(3)	—	—	(129)
Impairment of equity investments(2)	(210)	—	—
Income before income taxes	$14,729	$13,788	$14,868
Capital expenditures
Media Networks
Cable Networks	$96	$64	$81
Broadcasting	107	67	73
Parks, Experiences & Consumer Products
Domestic	3,223	2,392	2,215
International	677	827	2,053
Studio Entertainment	96	85	86
Direct-to-Consumer & International	107	30	65
Corporate	159	158	200
Total capital expenditures	$4,465	$3,623	$4,773

Depreciation expense
Media Networks	$199	$206	$217
Parks, Experiences & Consumer Products
Domestic	1,449	1,371	1,314
International	768	679	468
Studio Entertainment	55	50	46
Direct-to-Consumer & International	106	74	61
Corporate	181	206	214
Total depreciation expense	$2,758	$2,586	$2,320
Amortization of intangible assets
Media Networks	$—	$—	$2
Parks, Experiences & Consumer Products	110	111	107
Studio Entertainment	64	65	74
Direct-to-Consumer & International	79	20	24
Total amortization of intangible assets	$253	$196	$207

	2018	2017	2016
Identifiable assets(4)
Media Networks	$14,216	$13,660
Parks, Experiences & Consumer Products	34,684	33,755
Studio Entertainment	10,197	9,672
Direct-to-Consumer & International	3,558	4,083
Corporate(5)	4,977	3,475
Eliminations	(303)	(282)
Goodwill(6)	31,269	31,426
Total consolidated assets	$98,598	$95,789
Supplemental revenue data
Affiliate fees	$13,279	$12,659	$12,259
Advertising	7,904	8,237	8,649
Retail merchandise, food and beverage	6,923	6,433	6,116
Theme park admissions	7,183	6,502	5,900
Revenues
United States and Canada	$45,038	$41,881	$42,616
Europe	7,026	6,541	6,714
Asia Pacific	5,531	5,075	4,582
Latin America and Other	1,839	1,640	1,720
	$59,434	$55,137	$55,632
Segment operating income
United States and Canada	$11,396	$10,962	$12,139
Europe	1,922	1,812	1,815
Asia Pacific	1,869	1,626	1,324
Latin America and Other	502	375	443
	$15,689	$14,775	$15,721

Long-lived assets(7)
United States and Canada	$65,245	$61,215
Europe	6,275	8,208
Asia Pacific	7,775	8,196
Latin America and Other	131	155
	$79,426	$77,774

(1)	Intersegment content transaction are as follows:

	2018	2017	2016
Revenues
Studio Entertainment:
Content transactions with Media Networks	$(169)	$(137)	$(159)
Content transactions with Direct-to-Consumer & International	(28)	(22)	(11)
Media Networks:
Content transactions with Direct-to-Consumer & International	(471)	(454)	(457)
Total	$(668)	$(613)	$(627)

Operating Income
Studio Entertainment:
Content transactions with Media Networks	$(8)	$15	$(10)
Media Networks:
Content transactions with Direct-to-Consumer & International	(2)	(2)	—
Total	$(10)	$13	$(10)

(2)	Equity in the income of investees included in segment operating income is as follows:

	2018	2017	2016
Media Networks	$711	$766	$779
Parks, Experiences and Consumer Products	(23)	(25)	(3)
Direct-to-Consumer & International	(580)	(421)	(182)
Equity in the income of investees included in segment operating income	108	320	594
Impairment of equity investments:
Vice	(157)	—	—
Villages Nature	(53)	—	—
Vice Gain	—	—	332
Equity in the income (loss) of investees, net	$(102)	$320	$926

During fiscal 2018, the Company recorded impairments of Vice and Villages Nature equity method investments. During fiscal 2016, the Company recognized its share of a net gain recorded by A+E, a joint venture owned 50% by the Company, in connection with A+E’s acquisition of an interest in Vice (Vice Gain). These items were recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statement of Income but were not included in segment operating income.

(3)
In fiscal 2016, the Company discontinued its Infinity console game business, which is reported in the Parks, Experiences & Consumer Products segment, and recorded a charge (Infinity Charge) primarily to write down inventory. The charge also included severance and other asset impairments. The charge was reported in “Cost of products” in the Consolidated Statement of Income.

(4)	Equity method investments included in identifiable assets by segment are as follows:

	2018	2017
Media Networks	$2,430	$2,505
Parks, Experiences & Consumer Products	1	70
Studio Entertainment	1	1
Direct-to-Consumer & International	320	493
Corporate	16	18
	$2,768	$3,087

Intangible assets included in identifiable assets by segment are as follows:

	2018	2017
Media Networks	$1,546	$1,547
Parks, Experiences & Consumer Products	3,167	3,277
Studio Entertainment	1,479	1,543
Direct-to-Consumer & International	490	498
Corporate	130	130
	$6,812	$6,995

(5)	Primarily fixed assets and cash and cash equivalents.

(6)	See Note 3 for goodwill by segment.

(7)	Long-lived assets are total assets less the following: current assets, long-term receivables, deferred taxes, financial investments and derivatives.